Massachusetts Investors Growth Stock Fund
Massachusetts Investors Growth Stock Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is September 27, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).